LEASE - Schedule of Components of Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lessee, Operating Lease, Description [Abstract]
Short-term lease cost	$ 1,974	$ 1,916	$ 2,405
Total operating lease cost	44,054	40,755	39,084
Operating and variable lease cost	$ 42,080	$ 38,839	$ 36,679